INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of current and deferred provision (benefit) for income taxes

	2016	2015
US Net Income/(loss)	(21,151,022)	(15,246,302)
Foreign Net Income (loss)	(7,677,850)	(1,693,557)

	(28,828,872)	(16,939,859)

	2016	2015
Current:
Federal	$53,634	$(28,000)
State	101,969	48,188
Foreign	4,077	—
	$159,680	$20,188
Deferred:
Federal	$10,182,479	$(6,046,674)
State	1,996,064	(1,171,260)
Foreign	(821,416)	(958,702)
	$11,357,127	$(8,176,636)
Total provision (benefit)	$11,516,807	$(8,156,448)

Schedule of differences between the Company's effective tax rate and the statutory federal rate (in dollars)

	2016	2015
Tax benefit computed at “expected” statutory rate	$(6,018,384)	$(8,533,296)
State income taxes, net of benefit	(406,978)	(818,432)
Permanent differences :
Deemed Dividend	—	—
Stock based compensation and consulting	525,774	738,904
Transaction Cost		208,481
Other permanent differences	(345,981)	247,895
Foreign rate Differential	350,180	—
Amortization of patents and other	—	—
Change in valuation allowance	17,412,196	—

Net income tax benefit	$11,516,807	$(8,156,448)

Schedule of differences between the Company's effective tax rate and the statutory federal rate (as a percent)

	2016	2015

Computed “expected” tax expense (benefit)	(34.00)%	(34.00)%
State income taxes	(2.30)%	(3.26)%
Permanent differences	2.97%	4.75%
Timing differences	—%	—%
Change in valuation allowance	98.37%	—%

Effective tax rate	65.04%	(32.51)%

Schedule of deferred tax assets

	2016	2015
Deferred tax assets:
Total deferred tax assets	$17,412,196	$12,437,741
Total deferred tax liabilities	—	(1,044,997)
Less: valuation allowance	(17,412,196)	—

Net deferred tax asset	$—	$11,392,744

Schedule of deferred tax asset and deferred tax liability

	2016	2015
Accruals	$89,649	$95,356
Reserves	—	—
Fixed Assets	(6,968)	(8,634)
Intangible Assets	7,005,648	1,094,758
Inventory	—	—
State Taxes	—	19,961
Other	1,839,980	1,490,489
Charitable Contributions	4,410	—
Net Operating Loss	8,425,843	8,700,814
AMT Credit	53,634	—
Valuation Allowance	(17,412,196)	—

Net Deferred Asset/(Liability)	$—	$11,392,744